Commitments and contingencies - Narrative (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2019 USD ($)	Jan. 01, 2019 USD ($)	Jul. 31, 2017 USD ($) ft²
Operating Leased Assets [Line Items]
Term of lease		30 years
Future minimum lease payments	$ 338,414
Renewal term		20 years
Lease payment		$ 7,320
Annual increase, percentage		3.00%
Rent expense	238,131	$ 214,634	$ 202,788
Commitments due in 2019	122,858			$ 84,453	$ 142,780
2020	64,637			$ 85,011
Office Space Located in Maynard, Massachusetts
Operating Leased Assets [Line Items]
Square feet of office space | ft²						3,558
Term of lease						5 years 6 months
Future minimum lease payments	278,000					$ 332,824
Commitments due in 2019	63,000
Panama Farm Site
Operating Leased Assets [Line Items]
Future minimum lease payments	60,000
Commitments due in 2019	$ 60,000